UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05071

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: November 30, 2012
Date of reporting period: February 29, 2012

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Saturna Investment Trust, Sextant Short Term Bond Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Certificate of Deposit - 3.8%
Finance
American Express Bank Med. Term CD	4.75% due 12/24/2013	$220,000	$234,674	3.8%

Corporate Bonds - 62.9%
Banking
Bank of New York Mellon	6.375% due 04/01/2012	160,000	160,693	2.5%

Chemicals
Clorox	5.00% due 01/15/2015	200,000	218,527	3.5%

Computers
International Business Machines	5.05% due 10/22/2012	135,000	138,817	2.2%
Oracle	3.75% due 07/08/2014	250,000	268,277	4.3%
		385,000	407,094	6.5%

Diversified Operations
General Electric Capital Corp	5.25% due 10/19/2012	100,000	102,975	1.6%

Energy
Encana	4.75% due 10/15/2013	100,000	105,118	1.7%
Kinder Morgan Energy Partners	5.00% due 12/15/2013	100,000	105,606	1.7%
Noble	5.875% due 06/01/2013	190,000	199,676	3.2%
		390,000	410,400	6.6%

Finance
Blackrock	3.50% due 12/10/2014	250,000	267,695	4.3%
PNC Funding	5.40% due 06/10/2014	200,000	218,932	3.5%
Protective Life Secured Trust	5.00% due 05/15/2013	200,000	206,437	3.3%
		650,000	693,064	11.1%

Food & Food Products
Coca Cola Hellenic	5.125% due 09/17/2013	100,000	105,160	1.7%

Insurance
Berkshire Hathaway Financial	4.75% due 05/15/2015	100,000	100,884	1.6%

Machinery
Stanley Works	4.90% due 11/01/2012	180,000	184,236	2.9%

Medical
Express Scripts	6.25% due 6/15/2014	100,000	110,118	1.8%

Metal Ores
Rio Tinto Finance	8.95% due 05/01/2014	150,000	175,113	2.8%
Teck Resources	9.75% due 05/15/2014	180,000	214,966	3.4%
Xstrata Canada	7.35% due 06/05/2012	200,000	203,375	3.3%
		530,000	593,454	9.5%

Telecommunications
Deutsche Telecom Int . Fin.	5.25% due 07/22/2013	250,000	263,107	4.2%
Verizon New England	4.75% due 10/01/2013	129,000	135,694	2.2%
		379,000	398,801	6.4%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	202,000	200,075	3.2%

Utilities
Telefonica Emisiones SAU	3.992% due 02/16/2016	250,000	251,512	4.0%

Total corporate bonds		3,726,000	3,936,993	62.9%

Foreign Government Bonds - 7.6%
Canadian Government
Canada Government	2.375% due 09/10/2014	230,000	241,582	3.8%
Ontario Prov. Canada	4.10% due 06/16/2014	220,000	237,408	3.8%
		450,000	478,990	7.6%

Municipal Bonds - 13.3%
General Obligation
Commerce Charter TWP Michigan	5.50% due 12/01/2013	125,000	133,257	2.1%
Manhattan Kansas	3.276% due 12/01/2013	180,000	185,841	3.0%
Passaic NJ Taxable Pension GO	5.00% due 02/01/2013	100,000	100,244	1.6%
Southwestern MI Comm. College	4.875% due 05/01/2015	125,000	135,734	2.2%
		530,000	555,076	8.9%

Revenue
Dawson Springs KY ISD Bldg.[1]	3.60% due 08/01/2013	95,000	98,405	1.5%
Rhode Island Econ. Dev. Corp.	4.52% due 05/15/2013	175,000	179,923	2.9%
		270,000	278,328	4.4%

Total municipal bonds		800,000	833,404	13.3%

U.S. Government Bonds - 5.7%
Treasury Notes
U.S. Treasury Note	1.50% due 12/31/2013	350,000	357,725	5.7%

Total investments	(cost = $5,721,646)	$5,546,000	5,841,786	93.3%
Other assets (net of liabilities)			420,812	6.7%
Total net assets			$6,262,598	100.0%
(1) Indicates an odd lot. Please refer to note regarding "odd lots."

Saturna Investment Trust, Sextant Bond Income Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds - 55.0%
Aerospace
Boeing	6.125% due 02/15/2033	$215,000	$278,229	4.0%

Automotive
AutoZone	5.50% due 11/15/2015	95,000	107,616	1.5%

Banking
Bank of Nova Scotia Yankee	3.00% due 11/16/2026	250,000	246,471	3.5%

Building
Masco	7.125% due 08/15/2013	60,000	62,184	0.9%

Chemicals
Air Products & Chemicals	8.75% due 04/15/2021	50,000	71,402	1.0%

Electronics
Phillips Electronics	7.25% due 08/15/2013	75,000	80,125	1.1%

Energy
Baker Hughes	6.875% due 01/15/2029	100,000	135,275	1.9%
Canadian National Resources	6.45% due 06/30/2033	225,000	283,576	4.1%
ConocoPhillips	6.00% due 01/15/2020	150,000	188,753	2.7%
StatoilHydro	2.90% due 10/15/2014	200,000	210,453	3.0%
		675,000	818,057	11.7%

Finance
Morgan Stanley Dean Witter	6.75% due 10/15/2013	50,000	53,128	0.7%
Paine Webber Group	7.625% due 02/15/2014	50,000	53,744	0.8%
		100,000	106,872	1.5%

Food Production
H.J. Heinz	6.00% due 03/15/2012	75,000	75,109	1.1%

Insurance
Allstate	7.50% due 06/15/2013	50,000	54,034	0.8%
Progressive	7.00% due 10/01/2013	75,000	81,938	1.2%
St. Pauls Travelers Insurance	5.50% due 12/01/2015	125,000	142,279	2.0%
		250,000	278,251	4.0%

Machinery
Deere & Co.	8.10% due 05/15/2030	95,000	142,079	2.0%

Medical
Merck & Co. (Schering)	6.50% due 12/01/2033	215,000	297,120	4.2%
Pharmacia	6.50% due 12/1/2018	100,000	125,898	1.8%
Teva Pharmaeceutical	3.65% due 11/10/2021	250,000	260,841	3.7%
		565,000	683,859	9.7%

Metal Ores
BHP Finance U.S.A.	5.25% due 12/15/2015	125,000	144,041	2.1%

Retail
Wal-Mart Stores	7.25% due 06/01/2013	45,000	48,716	0.7%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	225,000	222,856	3.2%
Southwest Airlines	6.50% due 03/01/2012	75,000	75,000	1.0%
		300,000	297,856	4.2%

Utilities
Commonwealth Edison	7.50% due 07/01/2013	50,000	54,222	0.8%
Entergy Louisiana	5.40% due 11/01/2024	200,000	235,722	3.4%
Florida Power & Light	5.95% due 10/01/2033	100,000	128,307	1.8%
		350,000	418,251	6.0%

Total corporate bonds		3,325,000	3,859,118	55.0%

Foreign Government Bonds - 3.4%
Canadian Government
Quebec Canada Yankee	7.125% due 02/09/2024	175,000	240,039	3.4%

Municipal Bonds - 33.5%
General Obligation
City of Burlington Taxable GO 2009 Series B	5.75% due 11/01/2028	160,000	174,586	2.5%
Dell Rapids SCD 49-3	6.257% due 01/15/2030	200,000	219,366	3.1%
Dupage Co. Il CCD #502	5.50% due 01/01/2026	150,000	163,158	2.3%
Idaho Hsg. & Fin. GARVEE BAB A-2	5.379% due 07/15/2020	180,000	205,267	2.9%
Milan Co. MI Area Schools	6.45% due 05/01/2024	150,000	166,983	2.4%
San Marcos Texas ULTD GO BAB	6.028% due 08/15/2030	200,000	222,552	3.2%
Springville UT GO BAB	5.30% due 05/01/2031	240,000	255,430	3.7%
		1,280,000	1,407,342	20.1%

Revenue
American Municipal Power Ohio Rev.	7.20% due 02/15/2029	250,000	315,083	4.5%
Graves Co. KY SCD Bldg. Lease Rev.	5.95% due 06/01/2024	150,000	164,410	2.3%
Johnson Co. KS Bldg. Ls./Pr. REV. BAB	4.60% due 09/01/2026	250,000	263,403	3.8%
Oklahoma City Fin. Auth. Ed. Lease Rev.	6.60% due 09/01/2022	160,000	194,272	2.8%
		810,000	937,168	13.4%

Total municipal bonds		2,090,000	2,344,510	33.5%

Total investments	(cost = $5,934,700)	$5,590,000	6,443,667	91.9%
Other assets (net of liabilities)			567,879	8.1%
Total net assets			$7,011,546	100.0%

Saturna Investment Trust, Sextant Core Fund

Common Stocks - 51.9%	Number of Shares	Market Value	Country[1]	Percentage of Assets
Automotive
Autoliv	1,000	$66,600		1.1%

Banking
PNC Bank	800	47,616		0.8%
Toronto-Dominion Bank	750	61,140	Canada	1.0%
		108,756		1.8%

Building
CRH ADS	600	12,828	Ireland	0.2%
Lowe's	1,400	39,732		0.6%
		52,560		0.8%

Chemicals
BASF ADS	400	35,154	Germany	0.6%
Praxair	700	76,300		1.2%
RPM International	1,000	23,870		0.4%
		135,324		2.2%

Computers
Apple[2]	250	135,610		2.2%
Hewlett-Packard	1,200	30,372		0.5%
Intel	3,000	80,640		1.3%
Taiwan Semiconductor ADS	4,534	65,834	Taiwan	1.1%
		312,456		5.1%

Cosmetics & Toiletries
Procter & Gamble	900	60,858		1.0%

Diversified Operations
3M	600	52,560		0.9%
Honeywell International	850	50,634		0.8%
		103,194		1.7%

Energy
Cenovus Energy	1,000	38,800	Canada	0.6%
ConocoPhillips	1,250	95,688		1.5%
Devon Energy	1,200	87,972		1.4%
Statoil ADS	2,003	57,045	Norway	0.9%
Total ADS	1,100	61,677	France	1.0%
Williams Companies	3,000	89,640		1.5%
WPX Energy[2]	1,000	18,160		0.3%
		448,982		7.2%

Food Production
Companhia de Bebidas ADR	2,000	80,020	Brazil	1.3%
General Mills	2,000	76,620		1.2%
Heinz (H.J.)	1,500	79,065		1.3%
PepsiCo	1,000	62,940		1.0%
Unilever ADS	1,850	60,069	United Kingdom	1.0%
		358,714		5.8%

Instruments - Control
Parker Hannifin	500	44,905		0.7%

Insurance
Chubb	750	50,970		0.8%

Medical
Eli Lilly	1,000	39,240		0.6%
Express Scripts[2]	1,200	63,996		1.0%
GlaxoSmithKline ADS	500	22,155	United Kingdom	0.4%
Humana	1,000	87,100		1.4%
Johnson & Johnson	900	58,572		1.0%
Novartis ADR	950	51,784	Switzerland	0.8%
Novo Nordisk ADS	400	56,132		0.9%
Sanofi ADR	1,037	38,400		0.6%
UnitedHealth Group	2,000	111,500		1.8%
		528,879		8.5%

Metal Ores
Abbott Laboratories	2,000	16,983		0.2%
Anglo American ADR	1,119	23,667	South Africa	0.4%
Barrick Gold	1,000	47,730	Canada	0.8%
BHP Billiton ADS	650	49,933	Australia	0.8%
Freeport-McMoRan Copper & Gold	1,000	42,560	Indonesia[4]	0.7%
		180,873		2.9%

Paper & Paper Products
Kimberly-Clark	925	67,414		1.1%

Publishing
Pearson ADS	3,100	59,086	United Kingdom	1.0%

Shoes & Related Apparel
Nike	900	97,128		1.6%

Steel
Nucor	800	34,824		0.6%

Telecommunications
AT&T	2,600	79,534		1.3%
China Mobile ADS	500	26,505	China	0.4%
Harris	800	34,904		0.5%
Telefonica ADS	2,400	41,016	Spain	0.7%
		181,959		2.9%

Tools
Stanley Black & Decker	446	34,253		0.5%

Transportation
Canadian National Railway	800	61,592	Canada	1.0%
LAN Airlines ADS	3,500	94,150	Chile	1.5%
Norfolk Southern	800	55,120		0.9%
		210,862		3.4%

Utilities
Idacorp	1,400	56,672		0.9%
NRG Energy[2]	1,200	20,520		0.3%
		77,192		1.2%

Total equities		$3,215,789		51.9%

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets

Corporate Bonds - 32.4%
Automotive
Cooper US	5.25% due 11/15/2012	$100,000	$103,166	1.7%

Banking
Branch Banking & Trust	5.625% due 09/15/2016	100,000	113,873	1.9%
Key Corp	6.50% due 05/14/2013	100,000	106,002	1.7%
Wilmington Trust	8.50% due 04/02/2018	100,000	119,846	1.9%
		300,000	339,721	5.5%

Building
Home Depot	5.40% due 03/01/2016	100,000	116,120	1.9%

Chemicals
EI du Pont de Nemours	5.25% due 12/15/2016	100,000	117,604	1.9%

Computers
Oracle	5.25% due 01/15/2016	100,000	115,953	1.9%

Diversified Operations
General Electrical Capital	5.35% due 04/15/2022	101,000	108,103	1.7%
Tyco International	8.50% due 01/15/2019	100,000	128,578	2.1%
		201,000	236,681	3.8%

Electronics
Emerson Electric	5.375% due 10/15/2017	100,000	117,103	1.9%

Energy
Boardwalk Pipelines	5.50% due 02/01/2017	100,000	110,482	1.8%

Financial Services
Countrywide Home Loan	6.73% due 04/17/2013	100,000	100,875	1.6%
NASDAQ OMX Group	5.55% due 01/15/2020	50,000	52,502	0.8%
Western Union	5.93% due 10/01/2016	30,000	34,524	0.6%
		180,000	187,904	3.0%

Insurance
Berkley WR Corp	5.875% due 02/15/2013	100,000	102,655	1.6%

Office Equipment
Staples	7.375% due 10/01/2012	90,000	93,355	1.5%

Telecommunications
Bellsouth	4.75% due 11/15/2012	100,000	102,942	1.7%
Telecom Italia Capital	4.95% due 09/30/2014	150,000	151,313	2.4%
		250,000	254,255	4.1%

Transportation
SeaRiver Maritime	0.00% due 09/01/2012	112,000	110,933	1.8%

Total corporate bonds		1,833,000	2,005,932	32.4%

Municipal Bonds - 3.4%
General Obligation
Lake Washington SD 414, WA BAB	4.906% due 12/01/2027	100,000	104,131	1.7%
Skagit SD#1	4.613% due 12/01/2022	100,000	107,715	1.7%
		$200,000	211,846	3.4%

Total investments	(cost = $4,731,287)		5,433,567	87.7%
Other assets (net of liabilities)			760,641	12.3%
Total net assets			$6,194,208	100.0%
(1) Country of domicile unless otherwise indicated; equities are issued from U.S. domiciled companies where no Country is listed
(2) Non-income producing security
(3) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries
(4) Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Sextant Growth Fund

Common Stocks	Shares	Market Value	Percentage of Assets

Building
Lowe's	15,000	$425,700	1.3%

Computers
3D Systems[1]	10,000	224,000	0.9%
Adobe Systems[1]	11,000	361,790	1.4%
Apple[1]	4,800	2,603,712	10.8%
Cisco Systems	10,000	198,800	0.8%
Hewlett-Packard	18,000	455,580	1.9%
Intuit	12,000	694,080	2.9%
Oracle	19,000	555,845	2.3%
		5,093,807	21.0%

Diversified Operations
Honeywell International	10,000	595,700	2.5%
Raytheon	6,500	328,380	1.3%
		924,080	3.8%

Electronics
Advanced Micro Devices[1]	20,000	147,000	0.6%
Agilent Technologies[1]	13,000	567,060	2.4%
Trimble Navigation[1]	14,000	704,060	2.9%
		1,418,120	5.9%

Energy
Devon Energy	6,000	439,860	1.8%
Spectra Energy	13,000	407,940	1.7%
		847,800	3.5%

Finance
Charles Schwab	25,000	347,000	1.4%

Food Production
Dr Pepper Snapple	16,000	608,800	2.5%
PepsiCo	8,000	503,520	2.1%
		1,112,320	4.6%

Hotels & Motels
Red Lion Hotels[1]	50,000	384,500	1.6%

Insurance
Chubb	7,000	475,720	2.0%

Medical
Abbott Laboratories	7,000	396,270	1.7%
Amgen	3,700	251,637	1.0%
AmSurg[1]	15,000	391,950	1.6%
Johnson & Johnson	10,000	650,800	2.7%
VCA Antech[1]	8,000	175,920	0.7%
		1,866,577	7.7%

Metal Ores
Alcoa	30,000	305,100	1.3%

Publishing
John Wiley & Sons	10,000	454,000	1.9%

Real Estate
LoopNet[1]	20,000	368,000	1.5%

Retail
Amazon.com[1]	6,000	1,078,140	4.5%
Bed Bath & Beyond[1]	9,000	537,660	2.2%
Best Buy	10,000	247,000	1.0%
Costco Wholesale	3,000	258,180	1.1%
CVS Caremark	10,000	451,000	1.9%
Guess?	8,000	277,200	1.1%
Staples	15,000	219,900	0.9%
		3,069,080	12.7%

Steel
Nucor	4,000	174,120	0.7%

Technology
Qualcomm	7,000	435,260	1.8%

Telecomnunications
AT&T	10,000	305,900	1.3%

Tools
Lincoln Electric Holdings	12,000	554,280	2.3%
Regal-Beloit	5,500	371,250	1.5%
Stanley Black & Decker	3,000	230,400	1.0%
		1,155,930	4.8%

Transportation
Alaska Air Group[1]	10,000	685,700	2.8%
Boeing	5,000	374,750	1.6%
Norfolk Southern	7,000	482,300	2.0%
Union Pacific	4,000	441,000	1.8%
United Parcel Service	6,000	461,940	1.9%
		2,445,690	10.1%

Utilities
Duke Energy	10,000	209,200	0.8%
NRG Energy[1]	10,000	171,000	0.7%
Piedmont Natural Gas	8,000	259,200	1.1%
Sempra Energy	6,000	355,440	1.5%
		994,840	4.1%

Total investments	(cost = $14,335,216)	22,603,544	93.4%
Other assets (net of liabilities)		1,595,069	6.6%
Total net assets		$24,198,613	100.0%

(1) Non-income producing security
Saturna Investment Trust, Sextant International Fund

Common Stocks	Number of Shares	Market Value	Country[1]	Percentage of Assets
Automotive
Nissan Motor ADS	120,000	$2,460,000	Japan	1.3%
Toyota Motor ADS	20,000	1,654,200	Japan	0.9%
		4,114,200		2.2%

Banking
Australia & New Zealand Banking ADS	80,000	1,870,400	Australia	1.0%
ICICI Bank ADS	60,000	2,178,000	India	1.2%
Mitsubishi UFJ Financial ADR	400,000	2,044,000	Japan	1.1%
Nomura Holdings ADR	30,000	137,700	Japan	0.1%
Toronto-Dominion Bank	40,000	3,260,800	Canada	1.7%
		9,490,900		5.1%

Building
Ritchie Bros Auctioneers	30,000	732,600	Canada	0.4%

Chemicals
BASF ADS	25,000	2,197,125	Germany	1.2%
Potash Corp of Saskatchewan	65,000	3,025,750	Canada	1.6%
		5,222,875		2.8%

Computers
ASML Holding NV	75,000	3,416,250	Netherlands	1.8%
Dassault Systems ADR	25,000	2,081,750	France	1.1%
Infosys	50,000	2,884,000	India	1.6%
Nice Systems ADS[2]	60,000	2,051,400	Israel	1.1%
SAP ADS	50,000	3,380,500	Germany	1.8%
		13,813,900		7.4%

Electronics
Sony	100,000	2,139,000	Japan	1.2%

Energy
BP ADS	50,000	2,358,000	Britain	1.3%
Cenovus	60,000	2,328,000	Canada	1.2%
Ente Nazionale Idrocarburi	30,000	1,386,000	Italy	0.7%
EnCana	40,000	816,000	Canada	0.4%
Petroleo Brasileiro ADR	70,000	2,088,800	Brazil	1.1%
Repsol YPF ADS	80,000	2,076,000	Spain	1.1%
Statoil ADS	30,173	859,327	Norway	0.5%
Total ADS	45,000	2,523,150	France	1.4%
		14,435,277		7.7%

Food Production
Coca-Cola Femsa ADS	27,557	2,726,765	Mexico	1.5%
Fomento Economico Mex ADS	20,000	1,472,000	Mexico	0.8%
Unilever ADS	20,000	649,400	United Kingdom	0.3%
		4,848,165		2.6%

Games/Hobby Production
Nintendo	17,000	314,670	Japan	0.2%

Hotels & Motels
Orient-Express Hotels Class A2	170,000	1,681,300	Global[3]	0.9%

Machinery
Komatsu ADS	50,000	1,491,500	Japan	0.8%
Nidec ADR	26,703	626,452	China[4]	0.3%
		2,117,952		1.1%

Medical
GlaxoSmithKline ADS	50,000	2,215,500	United Kingdom	1.2%
Novartis ADR	60,000	3,270,600	Switzerland	1.7%
Novo Nordisk ADS	25,000	3,508,250	Denmark	1.9%
Shire ADR	32,000	3,348,800	United Kingdom	1.8%
Teva Pharmaceutical Industries ADS	50,000	2,240,500	Israel	1.2%
		14,583,650		7.8%

Metal Ores
Anglo American ADR	150,000	3,172,500	South Africa[4]	1.7%
Barrick Gold	60,000	2,863,800	Canada	1.6%
BHP Billiton ADS	20,000	2,304,600	Australia	1.2%
Newcrest Mining ADS	67,301	2,353,516	Australia	1.3%
Teck Resources Class B	100,000	3,997,000	Canada	2.1%
Tenaris ADR	15,000	580,200	Argentina[4]	0.3%
Vale ADR	110,000	2,765,400	Brazil	1.5%
		18,037,016		9.7%

Office Equipment
Canon ADS	50,000	2,267,000	Japan	1.2%

Paper & Paper Products
Fibria Celulose	150,000	1,381,500	Brazil	0.7%
Metso ADS	12,100	575,295	Finland	0.3%
		1,956,795		1.0%

Publishing
Pearson ADS	90,000	1,715,400	United Kingdom	0.9%
Wolters Kluwer	70,000	1,306,640	Netherlands	0.7%
		3,022,040		1.6%

Telecommunications
America Movil ADS	60,000	1,436,400	Mexico	0.8%
BCE	60,000	2,455,200	Canada	1.3%
China Mobile ADS	25,000	1,325,250	China	0.7%
Chorus[2]	30,800	418,264	New Zealand	0.2%
Millicom	10,000	1,127,912	Global[3]	0.6%
PT Indosat ADR	23,000	691,840	Indonesia	0.4%
SK Telecom ADR	30,000	433,500	South Korea	0.2%
Telecom New Zealand ADS	20,000	178,800	New Zealand	0.1%
Telefonica Brazil	50,000	1,471,500	Brazil	0.8%
Telefonica ADS	90,000	1,538,100	Spain	0.9%
Telus	45,000	2,586,150	Canada	1.4%
Turkcell Iletisim Hizmetleri ADR[2]	70,000	952,000	Turkey	0.5%
Vodafone Group ADS	50,000	1,354,500	United Kingdom	0.7%
		15,969,416		8.6%

Transportation
Canadian Pacific Railway	32,000	2,391,360	Canada	1.3%
Copa Holdings Class A	60,000	4,294,200	Panama	2.3%
LAN Airlines ADS	130,000	3,497,000	Chile	1.9%
Ryanair Holdings ADS[2]	20,000	670,400	Ireland	0.3%
		10,852,960		5.8%

Utilities
BG Group ADS	70,000	1,681,400	United Kingdom	0.9%
CPFL Energia ADR	90,000	2,916,900	Brazil	1.6%
Enersis ADS	65,000	1,313,650	Chile	0.7%
Korea Electric Power ADS[2]	20,000	223,000	South Korea	0.1%
		6,134,950		3.3%

Total investments	(cost = $104,793,117)	131,734,666		70.6%
Other assets (net of liabilities)		54,793,162		29.4%
Total net assets		$186,527,828		100.0%
(1) Country of domicile unless otherwise indicated
(2) Non-income producing security
(3) Denotes a worldwide presence, comprising an entity with exposure to many regions and countries
(4) Denotes country of primary exposure

ADS: American Depositary Share
ADR: American Depositary Receipt

Saturna Investment Trust, Idaho Tax Exempt Fund

Issuer	Coupon / Maturity	Face Amount	Market Value	Percentage of Assets
Electric Power
Idaho Falls Electric Revenue	6.75% due 04/01/2019	$120,000	$132,866	0.8%

Financial Services
Idaho Bond Bank Authority[1]	4.00% due 09/15/2019	90,000	102,932	0.7%

General Obligation
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2020	165,000	184,846	1.2%
Ada & Canyon Cos. ID JSD #2 Meridian	5.00% due 08/15/2021	155,000	173,089	1.1%
Ada & Canyon Cos. ID JSD #2 Meridian[1]	5.50% due 07/30/2015	50,000	57,813	0.4%
Ada & Canyon Cos. ID JSD #3 Kuna	5.00% due 09/15/2019	240,000	276,569	1.7%
Ada & Canyon Cos. ID SCD #3 Kuna	4.00% due 08/15/2022	400,000	476,728	3.0%
Adams & Washington Cos. ID JSD #432	4.00% due 08/15/2019	100,000	109,668	0.7%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2020	250,000	285,020	1.8%
Bingham Co. ID SCD #52 Snake HS	4.00% due 09/01/2027	200,000	218,494	1.4%
Bingham Co. ID SCD #55 Blackfoot	4.65% due 08/01/2017	285,000	290,173	1.8%
Blaine Co. ID Series A	4.05% due 08/01/2023	150,000	165,112	1.0%
Bonneville & Bingham Cos. ID JSD #93	4.50% due 09/15/2016	150,000	169,210	1.1%
Boundary County ID SCD #101	4.00%due 08/15/2021	240,000	265,164	1.7%
Canyon Co. ID SCD #131 Nampa	5.00% due 08/15/2023	105,000	114,445	0.7%
Canyon Co. ID SCD #131 Nampa	4.75% due 08/15/2019	325,000	346,073	2.2%
Canyon Co. IDSCD #134 Middleton	4.65% due 07/31/2016	170,000	180,489	1.1%
Canyon Co. ID SCD #139 Vallivue	4.35% due 09/15/2025	350,000	377,867	2.4%
Canyon Co. ID SCD #139 Vallivue	5.00% due 09/15/2024	260,000	323,105	2.0%
Clark Co. ID SCD	2.50% due 08/01/2016	280,000	300,437	1.9%
Fremont & Madison Cos. ID JSD #215	4.125% due 09/01/2024	130,000	144,408	0.9%
Fremont & Madison Cos. ID JSD #215	4.00% due 08/15/2019	200,000	229,190	1.4%
Jefferson & Madison Cos. SCD #251 Rigby	4.25% due 09/01/2024	100,000	111,861	0.7%
Jerome, Lincoln, & Gooding Cos. ID JSD #261	3.75% due 09/15/2018	125,000	137,964	0.9%
Jerome, Lincoln, & Gooding Cos. ID JSD #261	5.00% due 09/15/2022	250,000	281,153	1.8%
Kootenai-Shonshone ID Area Libraries	4.25% due 08/01/2021	220,000	235,763	1.5%
Latah, Nez Perce, & ClearwaterID JSD #283	4.50% due 08/15/2027	190,000	214,295	1.4%
Lemhi County ID	4.20% due 08/01/2015	100,000	102,300	0.7%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2024	410,000	442,361	2.8%
Madison Co. ID SCD #321 Rexburg	4.50% due 08/15/2026	250,000	267,228	1.7%
Meridian Free ID Library District	5.00 % due 08/01/2015	100,000	101,824	0.6%
Minidoka & Jerome Cos. ID JSD #331	4.375% due 08/15/2024	225,000	239,904	1.5%
Minidoka & Jerome Cos. ID JSD #331	4.50% due 08/15/2025	160,000	170,462	1.1%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2018	75,000	82,546	0.5%
Minidoka & Jerome Cos. ID JSD #331[1]	4.50% due 08/15/2020	75,000	80,821	0.5%
Nampa ID Series B	5.00% due 08/1/2020	200,000	216,698	1.4%
Owyhee & Canyon Cos. ID JSD #370 Homedale	4.55% due 08/15/2016	160,000	186,451	1.2%
Owyhee & Elmore Cos. ID JSD #365 Grand View	4.00% due 08/15/2027	350,000	393,642	2.5%
Payette Co. ID SCD #373	5.00% due 09/15/2024	350,000	388,343	2.5%
Twin Falls & Gooding Cos. ID JSD #412	4.125% due 09/01/2023	100,000	117,621	0.7%
Twin Falls Co. ID SCD #411	4.30% due 09/15/2025	120,000	129,834	0.8%
Valley & Adams Cos. ID JSD #421 McCall	4.50% due 08/01/2022	135,000	146,841	0.9%
Valley & Adams Cos. ID JSD #421 McCall	4.50% due 08/01/2024	290,000	312,414	2.0%
		8,190,000	9,048,226	57.2%

Medical/Hospitals
Idaho Health Facility Authority Revenue	6.00% due 12/01/2023	200,000	240,816	1.5%
Idaho Health Facility Authority Revenue	6.25% due 12/01/2033	115,000	135,951	0.9%
		315,000	376,767	2.4%

Municipal Leases
Nez Perce County ID COPS	4.50% due 02/01/2021	150,000	158,017	1.0%

Pollution Control
Caldwell ID Sewer Revenue 2010	4.50% due 09/01/2019	100,000	118,222	0.7%
Idaho Bond Bank Authority	4.30% due 09/01/2022	135,000	141,796	0.9%
Idaho Bond Bank Authority Revenue[1]	4.125% due 09/15/2023	75,000	81,793	0.5%
Moscow ID Sewer Revenue	4.45% due 05/01/2028	200,000	218,770	1.4%
		510,000	560,581	3.5%

Real Estate
Idaho Housing & Finance Association	4.80% due 06/01/2017	100,000	101,105	0.7%
Idaho Housing & Finance Association[1]	5.65% due 07/02/2028	45,000	47,038	0.3%
Idaho State Building Authority Revenue	4.50% due 09/01/2023	110,000	113,326	0.7%
Post Falls ID LID SPA	5.00% due 05/01/2021	240,000	238,073	1.5%
		495,000	499,542	3.2%

State Education
Boise State University Revenues	4.50% due 04/01/2027	250,000	270,208	1.7%
Boise State University Revenues	5.00% due 04/01/2034	385,000	423,931	2.7%
Idaho State University Revenues	4.90% due 04/01/2017	150,000	150,489	0.9%
Idaho State University Revenues	4.625% due 04/01/2024	220,000	231,123	1.4%
University of Idaho Revenues	5.00% due 04/02/2028	225,000	253,265	1.6%
University of Idaho Revenues	5.00% due 04/01/2019	200,000	217,602	1.4%
University of Idaho Revenues	5.00% due 04/01/2020	260,000	280,223	1.8%
		1,690,000	1,826,841	11.5%

Transportation
Idaho Housing & Finance Association	4.60% due 07/15/2023	250,000	280,380	1.8%
Idaho Housing & Finance Association	5.00% due 07/15/2024	200,000	221,142	1.4%
Idaho Housing & Finance Association[1]	5.00% due 07/15/2027	50,000	55,567	0.3%
		500,000	557,089	3.5%

Urban Renewal
Boise City ID Urban Renewal Agency Lease Revenue	5.00% due 08/15/2020	160,000	179,819	1.1%
Boise City IDUrban Renewal Agency Lease Revenue[1]	5.00% due 08/15/2021	90,000	100,439	0.6%
Jerome Urban Renewal District	5.40% due 09/01/2013	200,000	203,438	1.3%
		450,000	483,696	3.0%

Water Supply
Blackfoot ID COPS	5.80% due 09/01/2018	135,000	135,389	0.9%
Chubbuck ID Water Revenue	4.00% due 09/01/2025	155,000	172,042	1.1%
Idaho Bond Bank Authority	4.00% due 09/15/2024	100,000	108,344	0.7%
Idaho Bond Bank Authority	5.00% due 09/15/2026	250,000	275,583	1.7%
Pocatello ID Water Revenue	4.50% due 02/01/2024	100,000	107,892	0.7%
Pocatello ID Water Revenue	4.75% due 02/01/2026	350,000	381,133	2.4%
		1,090,000	1,180,383	7.5%

Total investments	(cost = $13,977,492)	$13,600,000	14,926,940	94.3%
Other assets (net of liabilities)			898,693	5.7%
Total net assets			$15,825,633	100.0%
(1) Indicates an odd lot. Please refer to note regarding "odd lots."

Security valuation:

Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at latest bid price.

Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using a matrix. This technique considers such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, trading activity, and general market conditions. In the absence of a valuation from an independent service for a security, a fair value for such security in determined in good fath by or under the direction of the board of trustees.

Fixed-income debt instruments, such as commercial paper, bankers' acceptances and U.S. Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value. Any discount or premium is accreted or amortized on a straight-line basis until maturity.

Foreign markets may close before the time as of which the Funds' share prices are determined. Because of this, events occurring after the close and before the determination of the Funds' share prices may have a material effect on the values of some or all of the Funds' foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-U.S. securities.

In the case which there is not a readily available market price, a fair value for such security is determined in good faith by or under the direction of the Board of Trustees.

Security transactions are recorded on trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.

Foreign currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Fair Value Measurements Disclosure:

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 : Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 : Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 : Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of February 29, 2012 in valuing the Funds' investments carried at value:

Funds	Total	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input

Short-Term Bond

Certificate of Deposit	$234,674	$-	$234,674	$-
Corporate Bonds	$3,936,993	$-	$3,936,993	$-
Foreign Government Bonds	$478,990	$-	$478,990	$-
Municipal Bonds	$833,404	$-	$734,999	$98,405
U.S. Government Bonds	$357,725	$-	$357,725	$-
Total Assets	$5,841,786	$-	$5,743,381	$98,405

Bond Income

Corporate Bonds	$3,859,118	$-	$3,859,118	$-
Foreign Government Bonds	$240,039	$-	$240,039	$-
Municipal Bonds	$2,344,510	$-	$2,344,510	$-
Total Assets	$6,443,667	$-	$6,443,667	$-

Core Fund

Common Stocks	$3,215,789	$3,215,789		$-
Corporate Bonds	$2,005,932		$2,005,932	$-
Municipal Bonds	$211,846		$211,846	$-
Total Assets	$5,433,567	$3,215,789	$2,217,778	$-

Growth Fund

Common Stocks	$22,603,544	$22,603,544	$-	$-
Total Assets	$22,603,544	$22,603,544	$-	$-

International Fund

Common Stocks	$131,734,666	$129,300,114	$2,434,552	$-
Total Assets	$131,734,666	$129,300,114	$2,434,552	$-

Idaho Tax Exempt Fund
Municipal Bonds	$14,926,940	$-	$14,317,992	$608,948
Total Assets	$14,926,940	$-	$14,317,992	$608,948

Short Term Bond Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 98,951
Total unrealized gains or losses	$ (546)
Purchases	$ -
Maturity	$ -
Transfers in and/or out of level 3	$ -
Ending Balance	$ 98,405

Idaho Tax Exempt Fund
Level 3 Roll-Forward Municipal Securities
Beginning balance	$ 653,142
Total unrealized gains or losses	$ 10,806
Purchases	$ -
Called	$ (55,000)
Transfers in and/or out of level 3	$ -
Ending Balance	$ 608,948

Odd Lots:
The bid-side valuations provided by the independent pricing service are for institutional "round-lot" holdings ("Round Lots"). Round Lots consist of 100 bonds (approximately $100,000 each). Some of a Fund's holdings may consist of less than a Round Lot and are considered "Odd Lots." Odd Lot municipal bonds trade at a discount to Round Lots municipal bonds to compensate for the effect of the fixed costs associated with any trade. To reflect this discount, the Funds apply a discount to the valuation of Odd Lot municipal bonds holdings as shown in the following chart.

Total Face Value	Adjustment to Price
Under $10,000	-0.750
$10,000-$24,999	-0.625
$25,000-$49,999	-0.500
$50,000-$74,999	-0.375
$75,000-$99,999	-0.250
$100,000 and up	none

Item 2. Controls and Procedures

(a) Internal control over financial reporting is under the supervision of the principal executive and financial officers. On April 24, 2012, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Saturna Investment Trust and found them reasonable and adequate.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: April 25, 2012

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: April 25, 2012